INTANGIBLES, NET (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 09, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 192,108	$ 169,724	$ 384,217	$ 176,599	$ 505,091	$ 0
Notes Payable						3,911,446	$ 1,098,158
WTI Global Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Consideration exchange	$ 687,500
Notes Payable	170,000
Equity infusion	$ 517,500
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Noncompete agreement		5,228,548		5,228,548		5,228,548
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Noncompete agreement		509,818		509,818		509,818
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Noncompete agreement		450,307		450,307		450,307
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Noncompete agreement		$ 282,948		$ 282,948		$ 282,948